Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Taxes

Note 11: Income Taxes

We base our income tax expense or benefit on reported “Income before income taxes.” Deferred income tax assets and liabilities reflect the impact of temporary differences between the amounts of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes, as measured by applying currently enacted tax laws.

Our income tax expense consisted of the following for the years ended December 31:

	2011	2010	2009
	(Dollars in Millions)
Current tax expense:
U.S. federal	$631	$391	$308
Foreign	253	227	97
State and local	107	20	63
Total	991	638	468
Deferred tax expense (benefit):
U.S. federal	284	596	309
Foreign	59	(118)	(1)
State and local	14	86	51
Total	357	564	359
Total income tax expense	$1,348	$1,202	$827

“Income before income taxes” in the Consolidated Statements of Operations included the following components for the years ended December 31:

	2011	2010	2009
	(Dollars in Millions)
U.S. income	$3,044	$2,809	$1,446
Foreign income	940	705	388
Total	$3,984	$3,514	$1,834

Our income tax expense was different than the amount computed using the U.S. federal statutory income tax rate for the reasons set forth in the following table for the years ended December 31:

	2011	2010	2009
	(Dollars in Millions)
Expected expense at U.S. federal statutory income tax rate	$1,394	$1,230	$642
U.S. state and local income tax expense, net of federal benefit	75	106	77
Liberty Transaction charges not recoverable	1	4	127
Change in unrecognized tax benefits	40	(40)	21
Noncontrolling interests in partnership earnings and taxes	2	(44)	(30)
Foreign taxes, net of federal tax benefits	(82)	9	(31)
Change in valuation allowance	(40)	(32)	33
Multistate tax planning	—	(20)	—
Tax credits	(47)	(7)	(3)
Other	5	(4)	(9)
Total income tax expense	$1,348	$1,202	$827

Temporary differences and carryforwards that gave rise to deferred tax assets and liabilities at December 31 were as follows:

	2011		2010
	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities
	(Dollars in Millions)
Accruals and advances	$418	$268	$366	$168
Prepaid expenses	—	34	—	39
State taxes	73	—	75	—
Depreciation, amortization and asset impairment charges	—	1,155	—	723
Net operating loss and tax credit carryforwards	610	—	533	—
Programming contract liabilities	48	—	59	—
Unrealized foreign exchange gains or losses	—	105	—	146
Tax basis differences in investments and affiliates	91	804	74	861
Other	6	5	11	8
Subtotal	1,246	2,371	1,118	1,945
Valuation allowance	(466)	—	(504)	—
Total deferred taxes	$780	$2,371	$614	$1,945

Included in “Investments and other assets” in the Consolidated Balance Sheets are $210 million at December 31, 2011 and $320 million at December 31, 2010 of noncurrent deferred tax assets. Also included in “Accounts payable and accrued liabilities” in the Consolidated Balance Sheets are $92 million at December 31, 2011 and $34 million at December 31, 2010 of current deferred tax liabilities.

We assessed the deferred tax assets for the respective periods for recoverability and, where applicable, we recorded a valuation allowance to reduce the total deferred tax assets to an amount that will, more likely than not, be realized in the future.

The valuation allowance balances of $466 million at December 31, 2011 and $504 million at December 31, 2010, are primarily attributable to unused foreign operating losses and unused capital losses, both of which are available for carry forward. For the year ended December 31, 2011, the decrease in the valuation allowance was primarily attributable to a reduction in the deferred tax asset on Brazilian net operating loss carryfowards as a result of currency fluctuations.

Although realization is not assured, we have concluded that it is more likely than not that our unreserved deferred tax assets will be realized in the ordinary course of operations based on available positive and negative evidence, including scheduling of deferred tax liabilities and projected income from operating activities. The underlying assumptions we use in forecasting future taxable income require significant judgment and take into account our recent performance.

As of December 31, 2011, we have $27 million of federal net operating loss carryforward which expires between 2027 and 2028. The utilization of the federal net operating loss carryforward is subject to an annual limitation under Section 382 of the Internal Revenue Code, however we believe that we will have sufficient taxable income during the limitation period to utilize all of the carryforward. We also have foreign tax credit carryovers of $126 million which expire between 2019 and 2021, California research tax credits of $25 million which can be carried forward indefinitely, state net operating loss carryforwards of $30 million which expire between 2029 and 2030, and approximately $2 billion of foreign net operating losses that are primarily attributable to operations in Brazil with varying expiration dates.

As a result of closing of the parallel exchange process in Venezuela in May 2010, we have been unable to repatriate excess cash balances. As of December 31, 2011, the cumulative amount of earnings upon which U.S. income taxes have not been provided is approximately $298 million.  Should these earnings be distributed in the form of dividends, the distributions would be subject to U.S. federal income tax at the statutory rate of 35 percent, less foreign tax credits available to offset such distributions.  Because the time or manner of repatriation is uncertain, we cannot determine the impact of local taxes, withholding taxes and foreign tax credits associated with the future repatriation of such earnings and therefore cannot quantify the tax liability.

No income tax provision has been made for the portion of undistributed earnings of foreign subsidiaries, excluding Venezuela, deemed permanently reinvested that amounted to approximately $7 million in 2011. It is not practicable to determine the amount of the unrecognized deferred tax liability related to the investments in these foreign subsidiaries.

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

Unrecognized Tax Benefits
(Dollars in Millions)
Gross unrecognized tax benefits at January 1, 2009	$363
Increases in tax positions for prior years	41
Decreases in tax positions for prior years	(15)
Increases in tax positions for the current year	147
Settlements	(9)
Gross unrecognized tax benefits at December 31, 2009	527
Increases in tax positions for prior years	7
Decreases in tax positions for prior years	(207)
Increases in tax positions for the current year	35
Gross unrecognized tax benefits at December 31, 2010	362
Increases in tax positions for prior years	17
Decreases in tax positions for prior years	(4)
Increases in tax positions for the current year	15
Gross unrecognized tax benefits at December 31, 2011	$390

We previously reported the increases and decreases in tax positions for prior years on a net basis.

As of December 31, 2011, our unrecognized tax benefits totaled $390 million, including $327 million of tax positions the recognition of which would affect the annual effective income tax rate.

We recorded interest and penalties accrued related to unrecognized tax benefits of $16 million in 2011, $21 million in 2010 and $10 million in 2009 in “Income tax expense” in the Consolidated Statements of Operations.  We have accrued, as part of our liability for unrecognized tax benefits, interest and penalties of $67 million as of December 31, 2011, and $51 million as of December 31, 2010.

We file numerous consolidated and separate income tax returns in the U.S. federal jurisdiction and in many state and foreign jurisdictions. For U.S. federal tax purposes, the tax year 2010 remains open for examination. The California tax years 1994 through 2010 remain open to examination and the income tax returns in the other state and foreign tax jurisdictions in which we have operations are generally subject to examination for a period of three to five years after filing of the respective return.

We engage in continuous discussions and negotiations with federal, state, and foreign taxing authorities and reevaluate our uncertain tax positions, and, while it is often difficult to predict the final outcome or the timing of resolution of any particular tax matter or tax position, we believe that it is reasonably possible that our unrecognized tax benefits could decrease by up to approximately $180 million during the next twelve months.